Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Foreign Currency

Foreign Currency

The functional currencies of the Company and its foreign subsidiaries are the U.S. dollar. Transactions denominated in currencies other than the U.S. dollar are remeasured using end-of-period exchange rates or exchange rates prevailing at the date of the transaction, and the resulting gains or losses are recognized as a component of other income (expense).

Fair Value Measurements

Fair Value Measurements

The fair value of a financial instrument is the amount at which the instrument could be exchanged in an orderly transaction between market participants. Fair value measurement is based on a hierarchy of observable or unobservable inputs. The standard describes three levels of inputs that may be used to measure fair value.

Level 1 —	Inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date;
Level 2 —

Inputs to the valuation methodology other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and the fair value can be determined through the use of models or other valuation methodologies; and

Level 3 —

Inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity of the asset and liability and the reporting entity makes estimates and assumptions relating to the pricing of the asset or liability, including assumptions regarding risk. This includes certain cash flow pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The Company may measure eligible assets and liabilities at fair value, with changes in value recognized in profit and loss. Fair value treatment may be elected either upon initial recognition of an eligible asset or liability or, for an existing asset or liability, if an event triggers a new basis of accounting.

The Company evaluates the estimated fair value of financial instruments using available market information and management’s estimates. The use of different market assumptions and/or estimation methodologies could have a significant impact on the estimated fair value amounts. Our financial instruments include cash and cash equivalents, marketable securities, accounts receivable, accounts payable and accrued liabilities, lease liabilities, warrant liability, contingent consideration, and other liabilities, approximate fair value.

Concentration Risk

Concentration Risk

A meaningful portion of the Company’s revenue (and a substantial portion of the Company’s net cash from operations that it can freely access) is attributable to service agreements with a several customers. See Note 18 for further details.

Revenue Recognition

Revenue Recognition

The Company derives revenues primarily from:

•        Advertising fees; and

•        Other services and cloud

Revenues are recognized when the control of promised services is transferred to a customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Sales tax and other similar taxes are excluded from revenues.

In order to recognize revenue, the Company applies the following five (5) steps:

1.      Identify the contract with a customer

2.      Identify the performance obligation(s)

3.      Determine the transaction price

4.      Allocate the transaction price to the performance obligation(s)

5.      Recognize revenue when/as performance obligation(s) are satisfied

Advertising fees

The Company generates advertising fees by delivering digital video and display advertisements as well as cost-per-message-read advertisements. Digital video and display advertisements are placed on Rumble and third-party publisher websites or mobile applications. Customers pay for advertisements either directly or through their relationships with advertising agencies or resellers, based on the number of impressions delivered or the number of actions such as clicks, or purchases taken, by our users. For cost-per-message-read advertising, customers pay to have their products or services promoted by a content creator.

The Company recognizes revenue from video and display advertisements when a user engages with the advertisement, such as an impression, click, or purchase. For cost-per-message-read advertising, advertising revenue is recognized when the performance obligation is fulfilled, usually when the message is read or when a user makes a purchase. In general, advertising fees are reported on a gross basis, since the Company controls the advertising inventory before it is transferred to the customer. Control is evidenced by the Company’s sole ability to monetize the advertising inventory before it is transferred to the customer.

Other services and cloud

Other services include: subscription fees earned primarily from consumer product offerings such as Locals and badges; revenues generated from content that is licensed by third-parties; pay-per-view; fees from tipping and platform hosting fees.

Subscription services are recognized over time for the duration of the contract.

Under bulk license agreements, the Company’s obligations include hosting the content libraries for access and searching by the customer, updating the libraries with new content provided by the content owner, and making videos selected by the customer available for download, throughout the term of the contract. These services are billed based on the access to the content regardless of the number of videos downloaded. All of these services are highly interdependent as the customer’s ability to derive its intended benefit from the contract depends on the entity transferring both the access to the content library over time and making the videos available as and when required by the customer for download. These services therefore constitute a single performance obligation comprised of a series of distinct services transferred to the customer in a similar manner throughout the contract term. The predominant item in the single performance obligation is a license providing a right to access the content library throughout the license period. For these arrangements, the Company recognizes the total fixed fees under the contract as revenue ratably over the term of the contract as the performance obligation is satisfied, as this best depicts the pattern of control transfer.

For license agreements related to the Rumble Player, the Company’s obligations include providing access to the current version the Rumble Player throughout the term of the contract. As part of this arrangement, the customer is required to use the most current version of the player and therefore, the utility of the player to the customer is significantly affected by Rumble’s ongoing activities to maintain and support the player. Revenue is therefore recognized ratably over the term of the contract.

The Company generates revenue through the licensing of content to third-party platforms. The consideration received is variable in nature as it is dependent on the level of traffic and number of impressions generated on the third-party platforms. For these arrangements, revenue is recognized when the performance obligation is satisfied over the period the license is provided to the third-party provider. The usage-based royalty exemption has been taken by the Company for these arrangements.

Fees from tipping features are recognized at a point in time when a user tips on the platform.

Revenues related to platform hosting are recognized over time as the Company provides access to the platform and varies based on the subscription fees generated by the content creator. The Company allocates variable fees earned from these arrangements to those distinct performance obligations where pricing practices are consistent with the allocation objective.

Cloud services are generally provided on either a consumption or subscription basis. Revenues related to cloud services provided on a consumption basis are recognized when the customer utilizes the services, based on the quantity of services consumed at the amount which we have the right to invoice for services performed. Revenues related to cloud services provided on a subscription basis are recognized ratably over the contract term as the customer receives and consumes the benefits of the cloud services.

Costs to Obtain a Contract

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if it expects the benefit of these costs to be longer than one year. As of December 31, 2023, the Company had capitalized $4,172,570 related to content costs which are included within prepaid expenses and other on the consolidated balance sheets (2022 – $507,392). Amortization of contract acquisition costs was $6,994,890 for year ended December 31, 2023 and was included within cost of services (content, hosting and other) on the consolidated statements of operations (2022 – $225,415). There were no asset impairment charges for contract acquisition costs for the periods noted above.

Principal vs Agent

In our arrangements, we evaluate whether we are the principal (i.e., report revenues on a gross basis) or agent (i.e., report revenues on a net basis).

The Company controls the advertising inventory before it is transferred to the customer and therefore is the principal in the transaction. Control is evidenced by the Company’s ability to monetize the advertising inventory before it is transferred to the customer.

The Company is also acting as the principal in licensing, cloud, and subscription transactions, as it has control over both the content that is monetized as well as the platform over which the content is displayed. Further, the Company manages the monetization of content and is the only party to the contract with its customers.

As it relates to revenues earned from platform hosting, we present revenue on a net basis as the Company is acting as the agent providing a platform for content creators to post content and interact with end users.

Practical Expedients and Exemptions

The Company does not disclose the transaction price allocated to unsatisfied performance obligations for contracts with an original expected length of one year or less and for contracts for which revenue is recognized at the amount to which the Company has the right to invoice for services performed.

Costs of Services (Exclusive of Amortization and Depreciation)

Costs of Services (Exclusive of Amortization and Depreciation)

Costs of services primarily consist of costs related to obtaining, supporting and hosting the Company’s product offerings. These costs primarily include:

•        Programming and content costs related to payments to content providers from whom videos and other content are licensed. These costs are typically paid to these providers based on revenues generated. In certain circumstances we incur additional costs related to incentivizing top content creators to promote and join our platform.

•        Other costs of services include third-party service provider costs such as data center and networking, staffing costs directly related to professional services fees, and costs paid to publishers.

Deferred Revenue

Deferred Revenue

The Company records amounts that have been invoiced to its clients in either deferred revenue or revenue depending on whether the revenue recognition criteria described above have been met. Deferred revenue includes payments received in advance of performance under the contract.

Advertising Expenses

Advertising Expenses

Advertising costs are expensed as incurred and are included in sales and marketing expense on the consolidated statements of operations. During the year ended December 31, 2023, the Company incurred advertising expenses of $4,550,742 (2022 – $1,666,912).

Internal Use Software and Website Development Costs

Internal Use Software and Website Development Costs

The Company capitalizes certain costs incurred in developing software programs or websites to be used solely to meet internal needs and cloud-based applications used to deliver our services. The Company capitalizes these costs once the preliminary project stage is complete, and it is probable that the project will be completed and the software will be used to perform the intended function. Capitalized internal use software costs are included in intangible assets, net on the consolidated balance sheets. The estimated useful life of costs capitalized is evaluated for each specific project and is up to five years. Amortization of internal software development costs is included in amortization and depreciation expenses in the consolidated statement of operations.

Costs related to the preliminary project stage, post-implementation, training and maintenance are expensed as incurred.

Income Taxes

Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined on the basis of the difference between the tax bases of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse. A valuation allowance is established for deferred tax assets for which realization is uncertain.

Uncertain tax positions are accounted for using a comprehensive model for the manner in which a company should recognize, measure, present and disclose in its financial statements all material uncertain tax positions that the company has taken or expects to take on a tax return. This applies to income taxes and is not intended to be applied by analogy to other taxes, such as sales taxes, value-add taxes, or property taxes. The Company reviews its nexus in various tax jurisdictions and the Company’s tax positions related to all open tax years for events that could change the status of its tax liability, if any, or require an additional liability to be recorded. Such events may be the resolution of issues raised by a taxing authority, expiration of the statute of limitations for a prior open tax year or new transactions for which a tax position may be deemed to be uncertain. Those positions, for which management’s assessment is that there is more than a 50 percent probability of sustaining the position upon challenge by a taxing authority based upon its technical merits, are subjected to the measurement criteria.

The Company records the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with a taxing authority having full knowledge of all relevant information. Any liabilities for which the Company expects to make cash payments within the next twelve months are classified as “short term”.

Share-Based Compensation

Share-Based Compensation

The Company issues equity awards such as stock options and restricted stock units to certain of its employees, advisory board members, directors, officers and consultants. For awards with a market condition, the market condition is taken into consideration in the fair value-based measure, whereas service and performance conditions are taken into consideration in determining the share-based compensation expense.

For equity awards granted to employees that have only a service condition, the Company recognizes the share-based compensation expense on a straight-line basis over the requisite service period. The vesting period for the equity awards granted is determined by the board of directors of the company and the typical vesting period for equity awards with service conditions is three to four years. The requisite service period for Rumble’s equity awards subject only to service conditions is coterminous with the vesting period specific to those equity awards.

For equity awards with either a market condition or a performance condition, the Company determines the fair value of each tranche of the award, and then recognizes the share-based compensation expense associated with each tranche of the award over the requisite service period for that tranche. For equity awards with a performance condition, the Company assesses the likelihood of the performance condition underlying an award being met and recognizes a share-based compensation expense associated with that award only if it is probable that the performance condition will be met.

Forfeitures are accounted for when they occur.

Loss per Share

Loss per Share

The Company calculates basic and diluted net loss per common share by dividing the net loss by the number of weighted average common shares outstanding during the period. The Company has excluded other potentially dilutive shares, which include warrants to purchase common shares and outstanding stock options, from the number of common shares outstanding as their inclusion in the computation for all periods would be anti-dilutive due to net losses incurred.

Cash, Cash Equivalents, and Marketable Securities

Cash, Cash Equivalents, and Marketable Securities

Cash and cash equivalents primarily consist of cash on deposit with banks and amounts held in treasury bills and money market funds. Cash equivalents are carried at amortized cost, which approximates their fair market value.

The Company considers all marketable securities with original maturities of three months or less from the date of purchase to be cash equivalents and those with original maturities of greater than three months as marketable securities on our consolidated balance sheets. Management determines the appropriate classification of investments at the time of purchase.

Marketable securities are being accounted for as held-to-maturity investments and are carried at amortized cost with any gains and losses being recognized in interest income on the consolidated statements of operations. As of December 31, 2023 and 2022, the marketable securities have maturity dates of twelve months or less and their amortized cost approximates fair value.

Accounts Receivable and Allowance for Current Expected Credit Losses

Accounts Receivable and Allowance for Current Expected Credit Losses

Accounts receivable includes current outstanding invoices billed to customers due under customary trade terms. The term between invoicing and when payment is due is not significant. The accounts receivable balance as of December 31, 2021 was $1,344,654.

The Company maintains an allowance for current expected credit losses for accounts receivable, which is recorded as an offset to accounts receivable and changes are classified in general and administrative expense in the consolidated statements of operations. Collectability is assessed by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when specific customers are identified with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, customer-specific information, market conditions, and reasonable and supportable forecasts of future economic conditions to inform adjustments to historical loss data.

Volatility in market conditions and evolving credit trends are difficult to predict and may cause variability and volatility that may have a material impact on the allowance for credit losses in future periods. The allowance for credit losses at December 31, 2023 was $nil (2022 – $nil).

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets, which is generally as follows:

Useful Lives
Computer hardware	3 – 5 years
Furniture and fixtures	3 – 5 years
Leasehold improvements	Lesser of useful life or term of lease

Expenditures for maintenance and repairs are expensed as incurred.

Right-of-Use Assets and Lease Liabilities

Right-of-Use Assets and Lease Liabilities

Right-of-use assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease.

Most of our leases contain lease and non-lease components. Non-lease components include fixed payments for maintenance, utilities, and real estate taxes. The Company combines fixed lease and non-lease components and account for them as a single lease component. Our lease agreements may contain variable costs such as contingent rent escalations, common area maintenance, insurance, real estate taxes, or other costs. Such variable lease costs are expensed as incurred on the consolidated statement of operations.

Right-of-use assets and lease liabilities are recognized on the consolidated balance sheets at the commencement date based on the present value of lease payments over the lease term.

Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise such options. When determining the probability of exercising such options, we consider contract-based, asset-based, and market-based factors. We do not assume renewals in our determination of the lease term unless the renewals are deemed to be reasonably assured.

As most of our leases do not provide an implicit rate, the incremental borrowing rate is used based on the information available at the commencement date in determining the present value of lease payments. The Company determines the incremental borrowing rate as the interest rate the Company would pay to borrow over a similar term the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

Operating lease costs are recognized on a straight-line basis over the lease terms.

The Company has elected the practical expedient to not recognize right-of-use assets and lease liabilities for short-term leases, which are those leases with a term of twelve months or less at the commencement date.

Intangible Assets

Intangible Assets

Intangible assets with finite lives consist of intellectual property, internal-use software, technology, brand, and domain names. Intangible assets acquired through business combination are recorded at their respective estimated fair values upon acquisition close. Other intangible assets acquired through asset acquisition are measured following a cost accumulation and allocation model under which the cost of the acquisition is allocated on a relative fair value basis to the net assets acquired.

Intangible assets are amortized on a straight-line basis over their estimated useful lives, ranging from two to fifteen years.

Impairment of Long-Lived Assets and Finite Lived Intangible Assets

Impairment of Long-Lived Assets and Finite Lived Intangible Assets

The Company reviews long-lived assets and finite lived intangible assets for impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In order to determine if assets have been impaired, assets are grouped and tested at the lowest level for which identifiable independent cash flows are available (“Asset Group”). When indicators of potential impairment are present, the Company prepares a projected undiscounted cash flow analysis for the respective asset or asset group. If the sum of the undiscounted cash flow is less than the carrying value of the asset or Asset Group, an impairment loss is recognized equal to the excess of the carrying value over the fair value, if any. The Company did not identify any indicators of impairment during the periods presented.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price of an acquired business over the fair value of the net tangible and identifiable intangible assets acquired. The carrying amount of goodwill is reviewed for impairment at least annually, or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For its annual goodwill impairment test in all periods to date, the Company has determined it has one reporting unit and the fair value of its reporting unit has been determined by the Company’s enterprise value. The Company performs its annual goodwill impairment test during the fourth fiscal quarter.

For its annual impairment test performed on October 1, 2023, the Company completed an assessment and determined that there was no impairment of goodwill.

Warrant Liability

Warrant Liability

The Company accounts for warrants by first assessing whether the warrants meet all of the requirements for equity classification, including whether the warrants are indexed to the Company’s own shares of common stock and whether the warrant holders count potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance of the warrants and as of each subsequent quarterly period end date while the warrants are outstanding. For issued or modified warrants that do not meet all the criteria for equity classification, such warrants are required to be as a liability initially at their fair value on the date of issuance, and subsequently remeasured to fair value on each balance sheet date thereafter. Changes in the estimated fair value of liability-classified warrants are recognized on the consolidated statements of operations in the period of change.

The Company accounts for all its warrants as a liability as the warrants do not meet the criteria for equity classification.

Business Combinations

Business Combinations

The Company evaluates whether acquired net assets should be accounted for as a business combination or an asset acquisition by first applying a screen test to determine whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If so, the transaction is accounted for as an asset acquisition. If not, the Company applies its judgement to determine whether the acquired net assets meets the definition of a business by considering if the set includes an acquired input, process, and the ability to create outputs.

The Company accounts for business combinations using the acquisition method when it has obtained control. The Company measures goodwill as the fair value of the consideration transferred including the fair value of any non-controlling interest recognized, less the net recognized amount of the identifiable assets acquired and liabilities assumed, all measured at their fair value as of the acquisition date. Transaction costs, other than those associated with the issuance of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Any contingent consideration is measured at fair value at the acquisition date. Contingent consideration that does not meet all the criteria for equity classification is initially recorded at its fair value at the acquisition date, and subsequently remeasured to fair value on each balance sheet date thereafter. Changes in the estimated fair value of liability-classified contingent consideration are recognized in the consolidated statements of operations in the period of change.

When the initial accounting for a business combination has not been finalized by the end of the reporting period in which the transaction occurs, the Company reports provisional amounts. Provisional amounts are adjusted during the measurement period, which does not exceed one year from the acquisition date. These adjustments, or recognition of additional assets or liabilities, reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Asset acquisitions

Asset Acquisitions

The Company accounts for asset acquisitions by allocating the consideration to the acquired assets and liabilities on a relative fair value basis. Working capital items are recognized at their stated amounts.

The Company has elected an accounting policy to recognize any contingent consideration obligation in an asset acquisition when the contingency is resolved, and the consideration becomes payable. The contingent consideration will be included in the cost allocated to the acquired assets if and when the contingency is resolved.

Accounting Standards Adopted

New Standards or Amendments Adopted

The Company adopted the following new standards or amendments effective January 1, 2023:

•        Accounting Standards Update 2016-13, Financial Instruments — Credit Losses (Topic 326):    Measurement of Credit Losses on Financial Instruments. This guidance was subsequently amended by ASU 2018-19, Codification Improvements, ASU 2019-04, Codification Improvements, ASU 2019-05, Targeted Transition Relief, ASU 2019-10, Effective Dates, ASU 2019-11, Codification Improvements and 2020-03, Codification Improvements. The new guidance requires organizations to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts.

There was no impact on the financial statements as a result of the adoption of the above standards.

New Standards or Amendments Not Yet Effective

New Standards or Amendments Not Yet Effective

The following amendments to existing standards have been issued up to and including the date of issuance of these financial statements, however are not yet effective for the Company:

Effective for years beginning after December 15, 2023:

•        Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820):    Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (Effective for periods beginning after December 31, 2023). The amendments clarify those principles when measuring the fair value of an equity security subject to a contractual sale restriction and improve current GAAP by reducing diversity in practice, reducing the cost and complexity in measuring fair value, and increasing comparability of financial information across reporting entities that hold those investments.

•        Accounting Standards Update 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40):    Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (applicable to convertible instruments (Effective for periods beginning after December 31, 2023). The update is expected to reduce complexity and improve comparability of financial reporting associated with accounting for convertible instruments and contracts in an entity’s own equity.

•        Accounting Standards Update 2023-07, Segment Reporting (Topic 280):    Improvements to Reportable Segment Disclosures. The purpose of this ASU is to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements.

The Company is in the process of assessing the impact of the new accounting standards on its consolidated financial statements.

Effective for years beginning after December 15, 2024:

•        Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate).

The Company is still evaluating the impact of implementing the above improvements to its consolidated financial statements.

Prior Period Reclassifications

Prior Period Reclassifications

Certain amounts in expenses and other income (expenses) in prior periods have been reclassified to conform with current period presentation. The reclassification has no impact on net loss, loss per share or total shareholders’ equity.